Marketing expenses	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Marketing expenses
9. Marketing expenses
Marketing expenses in 2023, 2022 and 2021 amounted to €114,802 thousand, €85,147 thousand and €67,831 thousand, respectively, consisting mainly of costs for advertising and marketing activities, including personnel costs and costs for advertising, communications, media and events, such as fashion shows, store windows and displays. Marketing expenses also include depreciation, amortization and impairment of assets used in advertising and marketing activities.